Insurance Contract Liabilities and Reinsurance Assets - Summary of Carrying Value of Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 880,349	$ 809,130
Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	50,207	49,376
Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	40,756	37,979
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	12,832	12,928
Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	218,725	198,122
Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	23,722	22,851
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	534,107	487,874
Individual insurance participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	76,480	66,817
Individual insurance participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	3,069	2,921
Individual insurance participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	5,549	4,658
Individual insurance participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	3,385	3,336
Individual insurance participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	39,523	34,169
Individual insurance participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	12,365	10,907
Individual insurance participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	12,589	10,826
Individual insurance non-participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	148,715	138,096
Individual insurance non-participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	12,536	12,140
Individual insurance non-participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	17,276	16,020
Individual insurance non-participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,466	6,446
Individual insurance non-participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	81,548	74,113
Individual insurance non-participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,971	6,453
Individual insurance non-participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	23,918	22,924
Annuities and pensions [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	41,902	38,585
Annuities and pensions [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,923	5,203
Annuities and pensions [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	7,499	6,957
Annuities and pensions [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,027	1,082
Annuities and pensions [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	20,936	19,865
Annuities and pensions [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	461	204
Annuities and pensions [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	7,056	5,274
Other insurance contract liabilities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	72,688	66,310
Other insurance contract liabilities [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,315	7,916
Other insurance contract liabilities [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	9,439	9,122
Other insurance contract liabilities [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,697	1,731
Other insurance contract liabilities [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	34,725	31,620
Other insurance contract liabilities [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	310	253
Other insurance contract liabilities [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	18,202	15,668
Other Liabilities [member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	479,500	441,953
Other Liabilities [member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	21,338	21,165
Other Liabilities [member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	817	1,090
Other Liabilities [member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	57	113
Other Liabilities [member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,872	8,828
Other Liabilities [member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	402	381
Other Liabilities [member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	448,014	410,376
Capital [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	61,064	57,369
Capital [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	26	31
Capital [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	176	132
Capital [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	200	220
Capital [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	33,121	29,527
Capital [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	3,213	4,653
Capital [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 24,328	$ 22,806